PROPERTY AND EQUIPMENT, NET (Details 2)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Optical Fibers USD ($)	Dec. 31, 2014 Optical Fibers CNY	Dec. 31, 2013 Optical Fibers CNY	Dec. 31, 2014 Computer equipment USD ($)	Dec. 31, 2014 Computer equipment CNY
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, gross	$ 8,192,000	50,828,000	13,100,000		$ 2,111,000	13,100,000	13,100,000	$ 6,081,000	37,728,000
Less: accumulated depreciation	(1,192,000)	(7,398,000)	(3,875,000)
Property and equipment held under capital leases, net	7,000,000	43,430,000	9,225,000
Depreciation of property and equipment held under capital leases	$ 568,000	3,523,000	655,000	8,219,000